SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM INVESTMENTS.
Schedule of short-term investments

	As of December 31, 2011			As of December 31, 2012
		Gross			Gross
		unrealized	Carrying		unrealized	Carrying
	Cost	loss	amount	Cost	gains	amount

Available-for-sale:
Equity securities	$—	$—	$—	$54,557	$28,888	$83,445
Corporate bonds	54,272	(879)	53,393	62,276	1,324	63,600

Total	$54,272	$(879)	$53,393	$116,833	$30,212	$147,045

Schedule of additional information on the realized gains and losses

	Year ended December 31, 2010			Year ended December 31, 2011			Year ended December 31, 2012
	Proceeds	Costs	Gains	Proceeds	Costs	Gains	Proceeds	Costs	Gains

Available-for-sale:
Equity securities	$1,590	$1,590	$—	$72,390	$21,506	$50,884	$7,394	$6,229	$1,165
Corporate bonds	—	—	—	14,101	14,074	27	73,742	71,887	1,855

Total	$1,590	$1,590	$—	$86,491	$35,580	$50,911	$81,136	$78,116	$3,020